Condensed Consolidated Statements Of Changes In Equity (Unaudited) (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2012	$ 1,323,039	$ 0	$ 10	$ 547,377	$ 659,547	$ (558)	$ 1,206,376	$ 116,663
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Net (loss)/income	(22,177)				(26,036)		(26,036)	3,859
Total other comprehensive loss	(800)					(800)	(800)
Reclassification to earnings (Note 13)	0
Contribution from noncontrolling shareholders (Note 3)	0
Stock-based compensation expenses, value	1,648			1,648			1,648
Stock-based compensation expenses, shares			87,750
Cancellation of shares			(12,452)
Dividends declared/paid	(13,205)				(13,205)		(13,205)
Balance, value at Jun. 30, 2013	1,288,505	0	10	549,025	620,306	(1,358)	1,167,983	120,522
Balance, shares at Jun. 30, 2013		8,479	103,330,707
Balance, value at Dec. 31, 2013	1,189,335	0	10	552,778	524,079	(11,172)	1,065,695	123,640
Balance, shares at Dec. 31, 2013		8,479	104,261,029
Net (loss)/income	(42,263)				(34,627)		(34,627)	(7,636)
Total other comprehensive loss	(381)					(381)	(381)
Reclassification to earnings (Note 13)	11,553					11,553	11,553
Issuance of preferred stock, net of expenses (Note 9), values	47,847			47,847			47,847
Issuance of preferred stock, net of expenses (Note 9), shares		20,000
Conversion of preferred stock to common stock (Note 9), values	1		1				1
Conversion of preferred stock to common stock (Note 9), shares		(561)	561,000
Contribution from noncontrolling shareholders (Note 3)	3,484							3,484
Acquisition of noncontrolling interest (Note 1)	(10,889)			(3,173)			(3,173)	(7,716)
Stock-based compensation expenses, value	2,618			2,618			2,618
Stock-based compensation expenses, shares			166,959
Cancellation of shares			(4,625)
Dividends declared/paid	(15,264)				(15,264)		(15,264)
Balance, value at Jun. 30, 2014	$ 1,186,041	$ 0	$ 11	$ 600,070	$ 474,188	$ 0	$ 1,074,269	$ 111,772
Balance, shares at Jun. 30, 2014		27,918	104,984,363